Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Share Option Plan	The following is a summary of the status of the Company’s share option plan as of June 30, 2023:
	Six months ended
	June 30, 2023
	Number of Options	Weighted-Average Exercise price
Options outstanding as of December 31, 2022	13,948,149	$0.85
Granted during the period	212,329	$4.97
Exercised during the period	(1,865,217)	$0.53
Expired during the period	(19,876)	$0.75
Forfeited during the period	(28,837)	$2.85
Options outstanding as of June 30, 2023	12,246,548	$0.96
Options exercisable as of June 30, 2023	10,492,188	$0.86

Schedule of Summarizes Information about Stock Options Outstanding	The following table summarizes information about stock options outstanding as of June 30, 2023:
Outstanding as of June 30, 2023					Exercisable as of June 30, 2023
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	11,761,752	5.25	$0.67	20,598	10,292,067	4.97	$0.77	18,144
$1.87	4,803	7.53	$1.87	3	3,353	7.53	$1.87	2
$2.10	33,126	1.20	$2.10	14	33,126	1.20	$2.10	14
$2.40	1,474	7.00	$2.40	-	-	-	-	-
$4.99	200,183	6.55	$4.99	-	24,906	6.55	$4.99	-
$5.36	140,000	6.00	$5.36	-	35,000	6.00	$5.36	-
$7.58	99,610	5.55	$7.58	-	99,610	5.55	$7.58	-
$9.07	5,600	5.46	$9.07	-	4,126	5.46	$9.07	-

Schedule of Option-Pricing Model	The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:
	For the Six months ended on June 30, 2023	For the six months ended on June 30, 2022
Expected term	3-5	4-6
Expected volatility	48.35%-63.84%	46.73%-47.71%
Expected dividend rate	0%	0%
Risk-free rate	3.62%-4.21%	1.37%-3.00%

Schedule of Stock Options Expenses	The following table presents the classification of the stock options expenses for the periods indicated:
	Six months ended June 30		Three months ended June 30
	2023	2022	2023	2022
	U.S. dollars in thousands

Cost of revenue	96	114	46	60
Research and development	631	907	309	456
Sales and marketing	570	655	278	329
General and administrative	1,350	1,404	671	715
Total stock-based compensation	2,647	3,080	1,304	1,560

Schedule of Company’s RSU’s	The following is a summary of the status of the Company’s RSU’s as of June 30, 2023, as well as changes during the period of six months ended June 30, 2023:
	Number of RSUs	Weighted-Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	3,779,716	$6.08
Granted during the period	3,772,631	$5.17
Vested during the period	(1,101,583)	$6.26
Forfeited during the period	(130,311)	$5.56
Outstanding at the end of the period	6,320,453	$5.52
RSUs exercisable as of June 30, 2023	5,947,712	$5.52

Schedule of Classification of RSU's Expenses	The following table presents the classification of RSU’s expenses for the periods indicated:
	Six months ended June 30		Three months ended June 30
	2023	2022	2023	2022
	U.S. dollars in thousands

Cost of revenue	288	155	151	84
Research and development	2,779	1,467	1,462	809
Sales and marketing	1,197	614	613	344
General and administrative	898	592	457	320
Total stock-based compensation-RSUs	5,162	2,828	2,683	1,557